Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
3.	Intangible Assets

Intangible assets consist of the following:

	September 30,	December 31,
	2012	2011
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less accumulated amortization	75,817	63,316

Intangible Assets, Net	$133,126	$145,627

Amortization expense was $4,167 and $4,117 for the three months ended September 30, 2012 and 2011, respectively, $12,501 and $12,352 for the nine months ended September 30, 2012 and 2011, respectively and $79,278 for the period from inception to September 30, 2012.

3.	Intangible Assets

Intangible assets consist of the following:

	2011	2010

Patents	$208,943	$208,943
Less: accumulated amortization	63,316	46,851

	$145,627	$162,092

Amortization expense was $16,466, $16,668 and $66,777 for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011, respectively.